Income taxes (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about recognized deferred tax assets and liabilities

The reconciliation of the statutory income tax rate of 26.5% (2021 - 26.5%) to the effective tax rate is as follows:

	2022	2021
	$	$
Income (loss) before discontinued operations and income taxes	(16,401,604)	(24,551,718)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(4,346,425)	(6,506,205)

Reconciling items:
Foreign rate differential	986	(477,761)
Stock-based compensation and other non-deductible expenses	(786,187)	1,299,240
Other	796,659	(4,136,359)
Deferred tax assets not recognized	4,334,967	9,821,085
Income tax expense	-	-

The reconciliation of the combined federal and provincial statutory income tax rate of 26.5% (2020 - 26.5%) to the effective tax rate is as follows:

	2021	2020
	$	$

Income (loss) before income taxes	(40,794,817)	(32,416,108)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(10,810,627)	(8,590,269)

Reconciling items:
Foreign rate differential	(243,335)	443,749
Stock-based compensation and other non-deductible expenses	1,318,852	484,247
True up of prior period balances	1,323,876	-
Deferred tax assets not recognized	8,411,234	7,662,273
Income tax expense	-	-

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(b)	Deferred income taxes

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2021	2020
	$	$
Deferred tax assets
Net operating losses	1,664,801	1,340,296

Deferred tax liabilities
Intangible assets	(1,391,070)	(919,340)
Other - Canada	-	(14,052)
Other - United States	(273,731)	(318,712)
Convertible Debt	-	(88,192)
Net deferred tax asset	-	-

Disclosure of detailed information about recognized deferred tax assets and liabilities

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2022	2021
	$	$
Deferred tax assets
Net operating losses	1,577,831	1,664,801

Deferred tax liabilities
Intangible assets	(1,520,569)	(1,391,070)
Other - United States	(57,262)	(273,731)
Net deferred tax asset	-	-

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2021	2020
	$	$
Deferred tax assets
Net operating losses	1,664,801	1,340,296

Deferred tax liabilities
Intangible assets	(1,391,070)	(919,340)
Other - Canada	-	(14,052)
Other - United States	(273,731)	(318,712)
Convertible Debt	-	(88,192)
Net deferred tax asset	-	-

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses

	2022	2021
	$	$
Intangible assets	23,737,179	28,362,021
Net operating losses	172,145,340	153,954,414
Net capital losses	-	2,156,922
Property and equipment	-	483,175
Share issuance costs	2,347,823	206,655
Convertible debt	250,603	2,385,606
Investments	3,074,356	-
Other	2,219,206	8,802,009
	203,774,507	196,350,802

	2021	2020
	$	$

Intangible assets	28,362,021	25,826,171
Net operating losses	153,954,414	133,010,627
Net capital losses	2,156,922	-
Property and equipment	483,175	552,680
Share issuance costs	206,655	67,250
Convertible debt	2,385,606	-
Other	8,802,009	8,998,673
	196,350,802	168,455,401